Warrants- Fair Value Measurements Inputs (Details) - Derivative warrant liabilities - Private placement warrants - Level 3	Dec. 31, 2021 $ / shares
Class of Warrant or Right [Line Items]
Warrants outstanding, term	5 years
Exercise price
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	11.50
Stock price
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	8.04
Volatility
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0.33
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input	0.0126